STOCK-BASED COMPENSATION - Summary of Options Outstanding (Details) - USD ($)		12 Months Ended
	Jun. 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
OUTSTANDING, December 31, 2022			2,494,097
Number of shares granted		0
Number of shares exercised	(580,000)	(132,375)
Number of shares forfeited		0
OUTSTANDING, December 31, 2023		2,361,722
UNVESTED, December 31, 2023		0
EXERCISABLE, December 31, 2023		2,361,722
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance			$ 4.04
Weighted average exercise price, Granted		$ 0
Weighted average exercise price, Exercised		5.04
Weighted average exercise price, Forfeited		0
Weighted average exercise price, ending balance		4.02
Weighted average exercise price, Unvested		0
Weighted average exercise price, Exercisable		$ 4.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in Years)		3 years 4 months 13 days	3 years 11 months 4 days
Weighted average remaining contractual life (in years), exercisable		3 years 4 months 13 days
Aggregate Intrinsic Value		$ 0	$ 11,687
Aggregate intrinsic value, exercisable		$ 0